BASIS FOR THE PREPARATION AND PRESENTATION OF FINANCIAL STATEMENTS - Subsidiaries (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Consrsio Energtico Cruzeiro do Sul
Disclosure of subsidiaries
Indirect ownership (as a percent)	49.00%	49.00%
Eletronuclear
Disclosure of subsidiaries
Direct ownership (as a percent)	99.95%	99.95%
CGT Eletrosul
Disclosure of subsidiaries
Direct ownership (as a percent)	99.89%	99.89%
Chesf
Disclosure of subsidiaries
Direct ownership (as a percent)	99.58%	99.58%
Furnas
Disclosure of subsidiaries
Direct ownership (as a percent)	99.56%	99.56%
Eletronorte.
Disclosure of subsidiaries
Direct ownership (as a percent)	99.66%	99.66%
Eletropars
Disclosure of subsidiaries
Direct ownership (as a percent)	83.71%	83.71%
Brasil Ventos Energia S.A.
Disclosure of subsidiaries
Indirect ownership (as a percent)	99.56%	99.56%
Transenergia Goias S.A.
Disclosure of subsidiaries
Indirect ownership (as a percent)	99.56%	99.56%
Livramento Holding
Disclosure of subsidiaries
Indirect ownership (as a percent)	78.00%	78.00%